UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02565

Voya Government Money Market Portfolio

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Government Money Market Portfolio

The schedules are not audited.

Voya Government Money Market Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: 24.5%
1,500,000		Fannie Mae Discount Notes, 1.030%, 11/08/17	$1,498,409	0.3
350,000		Federal Farm Credit Banks, 0.480%, (USBMMY3M + 0.230%), 10/17/17	349,991	0.1
3,000,000		Federal Farm Credit Banks, 0.490%, (US0001M + (0.030)%), 10/25/17	3,000,000	0.7
4,000,000		Federal Farm Credit Banks, 1.030%, (USBMMY3M + 0.250%), 02/20/18	4,001,721	0.9
300,000		Federal Farm Credit Banks, 1.140%, (US0001M + 0.010%), 10/13/17	300,016	0.1
400,000		Federal Farm Credit Banks, 1.240%, (US0001M + 0.030%), 03/22/18	400,286	0.1
680,000		Federal Farm Credit Banks, 1.240%, (US0001M + 0.030%), 01/17/18	680,339	0.1
1,000,000		Federal Farm Credit Banks, 1.280%, 04/13/18	998,151	0.2
1,000,000		Federal Farm Credit Banks, 1.280%, (US0001M + 0.045%), 06/11/18	1,001,307	0.2
2,500,000		Federal Farm Credit Banks, 1.290%, (US0001M + 0.055%), 06/08/18	2,503,294	0.6
3,000,000	(1)	Federal Farm Credit Discount Notes, 0.930%, 10/10/17	2,999,242	0.7
145,000	(1)	Federal Farm Credit Discount Notes, 1.240%, 03/20/18	144,165	0.0
505,000	(1)	Federal Farm Credit Discount Notes, 1.270%, 04/09/18	501,668	0.1
2,000,000	(1)	Federal Home Loan Bank Discount Notes, 0.810%, 10/05/17	1,999,778	0.4
1,800,000	(1)	Federal Home Loan Bank Discount Notes, 0.930%, 10/12/17	1,799,450	0.4
3,300,000	(1)	Federal Home Loan Bank Discount Notes, 0.940%, 10/13/17	3,298,896	0.7
900,000	(1)	Federal Home Loan Bank Discount Notes, 0.990%, 10/20/17	899,515	0.2
5,495,000		Federal Home Loan Bank Discount Notes, 1.020%, 10/11/17	5,493,474	1.2
10,500,000		Federal Home Loan Bank Discount Notes, 1.030%, 10/25/17	10,492,597	2.3
5,400,000		Federal Home Loan Bank Discount Notes, 1.040%, 10/18/17	5,397,437	1.2
2,500,000		Federal Home Loan Bank Discount Notes, 1.040%, 11/01/17	2,497,815	0.5
350,000	(1)	Federal Home Loan Bank Discount Notes, 1.050%, 12/11/17	349,277	0.1
600,000		Federal Home Loan Bank Discount Notes, 1.050%, 10/23/17	599,626	0.1
4,000,000		Federal Home Loan Bank Discount Notes, 1.050%, 11/03/17	3,996,221	0.9
1,600,000		Federal Home Loan Banks, 0.800%, (US0003M + (0.100)%), 11/15/17	1,600,410	0.4
450,000		Federal Home Loan Banks, 0.880%, (US0001M + (0.170)%), 02/01/18	449,937	0.1
300,000		Federal Home Loan Banks, 0.930%, (US0001M + (0.160)%), 02/08/18	299,963	0.1
900,000		Federal Home Loan Banks, 1.070%, 10/05/17	899,966	0.2
300,000		Federal Home Loan Banks, 1.080%, (US0003M + (0.220)%), 04/06/18	299,961	0.1
155,000		Federal Home Loan Banks, 1.100%, 12/08/17	156,119	0.0
850,000		Federal Home Loan Banks, 1.100%, (US0001M + (0.143)%), 05/18/18	849,908	0.2
1,450,000		Federal Home Loan Banks, 1.160%, (US0001M + 0.075%), 12/07/17	1,450,610	0.3
500,000		Federal Home Loan Banks, 1.220%, (US0003M + 0.000%), 03/08/18	500,429	0.1
1,000,000		Federal Home Loan Banks, 1.230%, (US0001M + 0.000%), 03/28/18	1,000,748	0.2
300,000		Federal Home Loan Banks, 1.260%, (US0001M + 0.035%), 02/28/18	300,203	0.1

Voya Government Money Market Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: (continued)
900,000	Federal Home Loan Banks, 1.270%, (US0003M + (0.035)%), 01/08/18	$900,473	0.2
1,500,000	Federal Home Loan Mortgage Corp., 0.890%, 11/24/17	1,500,017	0.3
550,000	Federal Home Loan Mortgage Corp., 0.920%, (US0001M + 0.040%), 11/13/17	550,133	0.1
750,000	Federal Home Loan Mortgage Corp., 0.980%, 11/28/17	750,021	0.2
1,500,000	Federal Home Loan Mortgage Corp., 0.980%, 12/28/17	1,499,709	0.3
1,700,000	Federal Home Loan Mortgage Corp., 1.040%, 02/26/18	1,700,100	0.4
1,750,000	Federal Home Loan Mortgage Corp., 1.040%, (US0001M + (0.165)%), 05/18/18	1,750,000	0.4
22,750,000	Federal Home Loan Mortgage Corp., 1.070%, (US0001M + (0.170)%), 06/14/18	22,750,000	5.0
450,000	Federal Home Loan Mortgage Corp., 1.230%, 01/26/18	449,464	0.1
2,300,000	Federal National Mortgage Association, 0.640%, (US0001M + 0.010%), 10/05/17	2,300,027	0.5
700,000	Federal National Mortgage Association, 1.230%, (US0003M + (0.050)%), 03/21/18	700,768	0.2
7,750,000	Freddie Mac Discount Notes, 1.010%, 10/26/17	7,744,672	1.7
5,500,000	Freddie Mac Discount Notes, 1.030%, 10/11/17	5,498,487	1.2

	Total U.S. Government Agency Debt
	(Cost $111,104,800)	111,104,800	24.5

U.S. TREASURY DEBT: 8.6%
31,500,000	United States Treasury Bill, 1.070%, 12/28/17	31,413,390	6.9
7,500,000	United States Treasury Bill, 1.190%, 03/22/18	7,458,369	1.7

	Total U.S. Treasury Debt
	(Cost $38,871,759)	38,871,759	8.6

U.S. TREASURY REPURCHASE AGREEMENT: 10.3%
46,719,000	Deutsche Bank, 1.050%, 10/02/17	46,719,000	10.3

	Total U.S. Treasury Repurchase Agreement
	(Cost $46,719,000)	46,719,000	10.3

Shares			Value	Percentage of Net Assets
INVESTMENT COMPANIES: 9.5%
21,500,000	(2),(3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.920%, 10/02/17	$21,500,000	4.8
21,500,000	(2),(3)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.910%, 10/02/17	21,500,000	4.7

	Total Investment Companies
	(Cost $43,000,000)		43,000,000	9.5

	Total Investments in Securities (Cost $239,695,559)		$239,695,559	52.9
	Assets in Excess of Other Liabilities		213,603,656	47.1
	Net Assets		$453,299,215	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2017.
(2)	Rate shown is the 7-day yield as of September 30, 2017.
(3)	Non-income producing security.

Reference Rate Abbreviations:
US0001M	1-month LIBOR
US0003M	3-month LIBOR
USBMMY3M	U.S. Treasury 3-month Bill Money Market Yield

Voya Government Money Market Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
U.S. Treasury Debt	$–	$38,871,759	$–	$38,871,759
U.S. Treasury Repurchase Agreement	–	46,719,000	–	46,719,000
Investment Companies	43,000,000	–	–	43,000,000
U.S. Government Agency Debt	–	111,104,800	–	111,104,800
Total Investments, at fair value	$43,000,000	$196,695,559	$–	$239,695,559

Cost of investments for federal income tax purposes is the same as for financial statement purposes.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Government Money Market Portfolio

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 27, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 27, 2017